Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:(4)		Net Income ($ thousands)(7)	Relative Total Shareholder Return ("TSR") Performance Percentile(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$4,822,458	$5,450,322	$2,225,924	$2,999,819	$286	$170	$340,437	57.65th
2021	$3,353,545	$7,017,466	$1,638,179	$3,355,504	$220	$114	$86,759	97.34th
2020	$1,831,871	$28,970	$956,730	$235,381	$54	$63	$(309,382)	47.05th

Company Selected Measure Name	relative TSR performance percentile
Named Executive Officers, Footnote [Text Block]	Compensation as reported in the Company's proxy statement in the Summary Compensation Table for Sean Woolverton, CEO, for 2020, 2021 and 2022.Average compensation as reported in the Company's proxy statement in the Summary Compensation Table for SilverBow's NEOs, Christopher M. Abundis, EVP, CFO and GC, and Steven W. Adam, EVP and COO, for 2020, 2021 and 2022.
Peer Group Issuers, Footnote [Text Block]	Peer Group Total Shareholder Return is shown for the S&P 500 Oil & Gas Exploration and Production Index, which is the same peer group used for the Stock Return Performance Graph included in our 2022 Annual Report.
PEO Total Compensation Amount	$ 4,822,458	$ 3,353,545	$ 1,831,871
PEO Actually Paid Compensation Amount	$ 5,450,322	7,017,466	28,970
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid ("CAP") to Mr. Woolverton as CEO and SilverBow's NEOs for 2022 is calculated in accordance with SEC Regulation S-K, Item 402(v)(2)(iii), and includes the aggregate of:
•Salary earned and paid in 2022, as shown in the Salary column of the Summary Compensation Table ("SCT").
•The total Non-Equity Incentive Plan Compensation earned for 2022, but paid in 2023, as shown in that column of the SCT.
•All other compensation items (column (i) of the SCT).
•For long-term incentive equity awards made in 2022 that were outstanding as of December 31, 2022, the fair value of these awards as of December 31, 2022. This value was not received in 2022, but is representative of estimated potential value that may be received in the future.
•For long-term incentive equity awards made prior to 2022 that were outstanding as of December 31, 2022, the year-over-year change in fair value of these awards from December 31, 2021 to December 31, 2022. This value was not received in 2022, but is representative of the change in estimated potential value that may be received in the future.
•For long-term incentive equity awards made prior to 2022 that distributed in 2022, the change in fair value of these awards from December 31, 2021 to the vesting date. Our officers may have received more or less than this value in 2022, as the amount included here is only reflective of the change in value from December 31, 2021 through the vesting date.
CAP for the Company's non-CEO NEOs is averaged in accordance with SEC Regulation S-K, Item 402(v)(2)(iii).
CAP for the other fiscal years included in the this pay versus performance table (2020 and 2021), is calculated using substantially the same methodology as for 2022. For 2021, the calculation also includes the 2020 cash incentive award payout for the 2021 period, as provided for in column (d) of the SCT for 2021. Therefore, CAP for each year shown includes both value that has been received in that year, as well as estimated value that may be received in the future if and when the associated long-term incentive equity award vests, or may not be received at all if the associated long-term equity incentive award is forfeited. Value received for long-term equity incentive awards in the future may be more or less than the value included in CAP for each year shown depending on the value of SilverBow common stock at the time such award vests.
In accordance with SEC Regulation S-K, Item 402(v)(2)(iii), the CAP column for Mr. Woolverton as our CEO, and Messrs. Abundis and Adam as our NEOs, reflect the following additions and deductions to the SCT totals for each applicable year as shown below.

CEO SCT TOTAL TO CAP TOTAL RECONCILIATION
		Deductions from SCT Total	Additions to SCT Total
Year	SCT Total for CEO	Grant Date Fair Value of Equity Awards(*)	Change in Value of Equity Awards	CAP Total
2022	$4,822,458	$3,386,958	$4,014,822	$5,450,322
2021	$3,353,545	$1,205,045	$4,868,966	$7,017,466
2020	$1,831,871	$410,571	$(1,392,330)	$28,970
Additions to SCT Total reflect the value of equity calculated in accordance with SEC methodology for determining CAP for each year shown. RSUs were valued using the Company's stock price on the applicable date of grant, year-end and vesting dates. PSUs were valued using a Monte Carlo simulation on the applicable date of grant and year-end dates, and valued based on the Company's stock price and total amount of certified shares achieved on the year-end performance period end date. The stock options were valued using the Black-Scholes model at applicable year-end and vesting dates. The equity component of CAP for 2022 is further detailed in the supplemental table below.

CEO CHANGE IN VALUE OF EQUITY AWARDS
Year	Year-end Fair Value of Unvested Equity Awards Granted in the Year	Year-over-year Change in Fair Value of Unvested Equity Awards Granted in Prior Years	Year-over-year Change in Fair Value as of Vesting Date of Vested Equity Awards Granted in Prior Years	Change in Value of Equity Awards as Included Above
2022	$3,605,215	$—	$409,607	$4,014,822
2021	$3,695,900	$1,412,994	$(239,928)	$4,868,966
2020	$719,516	$(988,575)	$(1,123,271)	$(1,392,330)

Non-PEO NEO Average Total Compensation Amount	$ 2,225,924	1,638,179	956,730
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,999,819	3,355,504	235,381
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

NON-CEO NEO (AVERAGE) SCT TOTAL TO CAP TOTAL RECONCILIATION
		Deductions from SCT Total	Additions to SCT Total
Year	Average SCT for Non-CEO NEOs	Average Grant Date Fair Value of Equity Awards(*)	Average Change in Value of Equity Awards	Average CAP Total
2022	$2,225,924	$1,327,499	$2,101,394	$2,999,819
2021	$1,638,179	$456,996	$2,174,321	$3,355,504
2020	$956,730	$155,704	$(565,645)	$235,381
(*) Deductions from SCT Total include change in grant date fair value of equity-based awards granted each year.

NON-CEO NEO AVERAGE CHANGE IN VALUE OF EQUITY AWARDS
Year	Average Year-end Fair Value of Unvested Equity Awards Granted in the Year	Average Year-over-year Change in Fair Value of Unvested Equity Awards Granted in Prior Years	Average Year-over-year Change in Fair Value as of Vesting Date of Vested Equity Awards Granted in Prior Years	Average Change in Value of Equity Awards as Included Above
2022	$1,413,044	$—	$688,350	$2,101,394
2021	$1,401,617	$527,551	$245,152	$2,174,321
2020	$272,868	$(367,747)	$(470,765)	$(565,645)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]	Absolute Total Shareholder Return •Relative Total Shareholder Return •Free Cash Flow(1) •Drilling and Completion Capex Return
Total Shareholder Return Amount	$ 286	220	54
Peer Group Total Shareholder Return Amount	170	114	63
Net Income (Loss)	$ 340,437,000	$ 86,759,000	$ (309,382,000)
Company Selected Measure Amount	57.65	97.34	47.05
PEO Name	Sean Woolverton
Additional 402(v) Disclosure [Text Block]	Value of Initial Fixed $100 Investment assumes that the value of the investment in our common stock and in the peer group (including reinvestment of dividends) was $100 at market close on December 31, 2019 (the last trading day of 2019), and tracks such investment through market close on the last trading day of each applicable year. The Company's Net Income for 2020, 2021 and 2022 as presented in SilverBow's 10-K for each respective year.Relative TSR Performance Percentile is based on the metric used for SilverBow's annual KPI peer groups for each of 2020, 2021 and 2022 as detailed further in the CD&A section of this proxy statement. For 2022, the Company's KPI metric was the intersection of absolute TSR and relative TSR (and not just relative TSR); for purposes of the Pay versus Performance table, SilverBow has elected to keep the relative TSR performance percentile for all years above for ease of comparison. Amounts shown in this table for each year reflect SilverBow's one-year TSR relative to the one-year TSR of the performance peer group used for the Company's KPIs for that year. The Company believes the Relative TSR Performance Percentile is an appropriate metric to select given the substantial portion of our NEOs' compensation is long-term equity awards, including PSUs and RSUs.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Absolute Total Shareholder Return
Non-GAAP Measure Description [Text Block]	Total Shareholder Return is calculated for purposes of this column in accordance with SEC Regulation S-K, Item 401(v)(2)(iv), which is different than the calculation for the relative TSR performance percentile shown in the final column of this table.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Drilling and Completion Capex Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Relative Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,386,958	$ 1,205,045	$ 410,571
PEO [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,014,822	4,868,966	(1,392,330)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,605,215	3,695,900	719,516
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	1,412,994	(988,575)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	409,607	(239,928)	(1,123,271)
Non-PEO NEO [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,327,499	456,996	155,704
Non-PEO NEO [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,101,394	2,174,321	(565,645)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,413,044	1,401,617	272,868
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	527,551	(367,747)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 688,350	$ 245,152	$ (470,765)